UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30,2016

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments:

Putnam Asia Pacific Equity Fund

The fund's portfolio
1/31/16 (Unaudited)

COMMON STOCKS (89.8%)(a)
			Shares	Value

Aerospace and defense (1.0%)

Bharat Electronics, Ltd. (India)			3,919	$71,619

				71,619
Air freight and logistics (1.2%)

Kerry Logistics Network, Ltd. (Hong Kong)			64,500	88,859

				88,859
Auto components (1.0%)

S&T Motiv Co., Ltd. (South Korea)			1,056	74,633

				74,633
Automobiles (1.6%)

Kia Motors Corp. (South Korea)			1,350	51,576

Tata Motors, Ltd. (India)(NON)			13,458	67,479

				119,055
Banks (1.2%)

E.Sun Financial Holding Co., Ltd. (Taiwan)			167,000	86,794

				86,794
Capital markets (—%)

BGP Holdings PLC (Malta)(F)			132,965	144

				144
Chemicals (1.9%)

LG Chemical, Ltd. (South Korea)			318	79,135

Lotte Chemical Corp. (South Korea)			279	64,556

				143,691
Construction and engineering (4.3%)

China State Construction International Holdings, Ltd. (China)			56,000	89,123

Concord New Energy Group, Ltd. (China)			1,390,000	61,293

IRB Infrastructure Developers, Ltd. (India)			19,448	70,398

Surya Semesta Internusa Tbk PT (Indonesia)			903,300	43,068

Total Bangun Persada Tbk PT (Indonesia)			1,174,700	49,815

				313,697
Construction materials (1.2%)

Siam Cement PCL (The) (Thailand)			7,500	90,455

				90,455
Diversified consumer services (1.2%)

New Oriental Education & Technology Group, Inc. ADR (China)			2,700	84,807

				84,807
Diversified telecommunication services (2.0%)

PCCW, Ltd. (Hong Kong)			109,564	65,242

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)			334,500	82,047

				147,289
Electric utilities (2.1%)

Korea Electric Power Corp. (South Korea)			2,136	94,081

Power Grid Corp. of India, Ltd. (India)			28,068	61,412

				155,493
Electrical equipment (1.2%)

Boer Power Holdings, Ltd. (China)			49,000	85,187

				85,187
Electronic equipment, instruments, and components (1.7%)

Fabrinet (Thailand)(NON)			3,195	79,587

Wasion Group Holdings, Ltd. (China)			72,000	44,488

				124,075
Food and staples retail (2.0%)

BGF retail Co., Ltd. (South Korea)			524	94,585

Puregold Price Club, Inc. (Philippines)			72,000	49,922

				144,507
Food products (1.0%)

WH Group, Ltd. 144A (Hong Kong)(NON)			129,500	74,037

				74,037
Health-care equipment and supplies (1.2%)

Top Glove Corp. Bhd (Malaysia)			65,600	85,775

				85,775
Hotels, restaurants, and leisure (1.6%)

Central Plaza Hotel PCL (Thailand)			50,500	55,825

Modetour Network, Inc. (South Korea)			2,225	59,751

				115,576
Household durables (3.9%)

Basso Industry Corp. (Taiwan)			45,000	88,277

Coway Co., Ltd. (South Korea)			972	78,980

Skyworth Digital Holdings, Ltd. (China)			134,621	70,371

Techtronic Industries Co., Ltd. (Hong Kong)			14,000	52,999

				290,627
Household products (2.0%)

LG Household & Health Care, Ltd. (South Korea)			181	150,843

				150,843
Industrial conglomerates (1.3%)

CK Hutchison Holdings, Ltd. (Hong Kong)			7,500	93,258

				93,258
Insurance (7.4%)

AIA Group, Ltd. (Hong Kong)			54,800	306,657

Cathay Financial Holding Co., Ltd. (Taiwan)			71,000	77,843

Dongbu Insurance Co., Ltd. (South Korea)			1,398	79,745

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			2,869	77,801

				542,046
Internet and catalog retail (2.3%)

Ctrip.com International, Ltd. ADR (China)(NON)			1,170	49,936

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Global Fashion Holding SA (acquired 8/2/13, cost $21,942) (Private) (Brazil)(F)(RES)(NON)			518	13,079

Interpark Holdings Corp. (South Korea)			5,047	45,783

JD.com, Inc. ADR (China)(NON)			2,414	62,836

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

				171,637
Internet software and services (8.9%)

Alibaba Group Holding, Ltd. ADR (China)(NON)			2,371	158,928

NetEase, Inc. ADR (China)			467	72,917

PChome Online, Inc. (Taiwan)			5,000	45,290

Tencent Holdings, Ltd. (China)			20,000	377,842

				654,977
IT Services (1.5%)

HCL Technologies, Ltd. (India)			8,894	113,686

				113,686
Leisure products (0.9%)

Samchuly Bicycle Co., Ltd. (South Korea)			3,936	65,363

				65,363
Machinery (1.0%)

EVA Precision Industrial Holdings, Ltd. (China)			546,000	76,959

				76,959
Media (1.8%)

CJ E&M Corp. (South Korea)(NON)			1,140	88,380

Zee Entertainment Enterprises, Ltd. (India)			7,218	44,818

				133,198
Multiline retail (1.8%)

Hyundai Greenfood Co., Ltd. (South Korea)			518	55,761

Poya International Co., Ltd. (Taiwan)			8,000	73,530

				129,291
Oil, gas, and consumable fuels (1.0%)

Bharat Petroleum Corp., Ltd. (India)			5,710	75,368

				75,368
Personal products (2.7%)

Amorepacific Group (South Korea)			779	97,927

Grape King Bio, Ltd. (Taiwan)			18,000	99,142

				197,069
Pharmaceuticals (3.0%)

Aurobindo Pharma, Ltd. (India)			10,872	134,606

Cadila Healthcare, Ltd. (India)			10,370	46,823

Hua Han Bio-Pharmaceutical Holdings, Ltd. (China)			390,000	39,783

				221,212
Real estate investment trusts (REITs) (0.9%)

First Real Estate Investment Trust (Singapore)(R)			78,400	64,391

				64,391
Real estate management and development (2.1%)

China Overseas Land & Investment, Ltd. (China)			34,000	97,459

Kawasan Industri Jababeka Tbk PT (Indonesia)			3,479,286	59,736

				157,195
Road and rail (1.7%)

CAR, Inc. (China)(NON)			53,000	66,466

ComfortDelgro Corp., Ltd. (Singapore)			29,700	59,439

				125,905
Semiconductors and semiconductor equipment (5.7%)

SK Hynix, Inc. (South Korea)			2,624	60,684

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			85,000	362,692

				423,376
Software (1.7%)

NCSoft Corp. (South Korea)			642	126,645

				126,645
Technology hardware, storage, and peripherals (3.9%)

Casetek Holdings, Ltd. (Taiwan)			24,000	125,175

Samsung Electronics Co., Ltd. (South Korea)			165	159,276

				284,451
Textiles, apparel, and luxury goods (1.3%)

Taiwan Paiho, Ltd. (Taiwan)			39,000	97,618

				97,618
Water utilities (1.0%)

China Water Affairs Group, Ltd. (China)			182,000	77,049

				77,049
Wireless telecommunication services (4.6%)

Bharti Infratel, Ltd. (India)			7,927	42,544

China Mobile, Ltd. (China)			27,500	299,906

				342,450

Total common stocks (cost $6,689,835)				$6,620,307

WARRANTS (4.5%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Gree Electric Appliances, Inc. of Zhuhai 144A (China)	6/24/16	$0.00	29,000	$82,564

Kweichow Moutai Co., Ltd. 144A (China)	4/13/16	0.00	1,700	51,849

Qingdao Haier Co., Ltd. 144A (China)	3/16/17	0.00	33,600	42,062

Wuliangye Yibin Co., Ltd. 144A (China)	4/15/16	0.00	23,300	83,796

Zhengzhou Yutong Bus Co., Ltd. 144A (China)	6/29/17	0.00	24,700	70,134

Total warrants (cost $410,745)				$330,405

SHORT-TERM INVESTMENTS (5.2%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.39%(AFF)			386,301	$386,301

Total short-term investments (cost $386,301)				$386,301

TOTAL INVESTMENTS

Total investments (cost $7,486,881)(b)				$7,337,013

FORWARD CURRENCY CONTRACTS at 1/31/16 (aggregate face value $1,045,456) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	Chinese Yuan (Offshore)	Sell	2/17/16	$878,360	$890,217	$11,857
JPMorgan Chase Bank N.A.
	Malaysian Ringgit	Buy	2/17/16	40,487	38,496	1,991
	Malaysian Ringgit	Sell	2/17/16	40,487	38,981	(1,506)
	South Korean Won	Sell	2/17/16	77,140	77,762	622

Total						$12,964

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
baskets	5,455	$—	12/15/20	(1 month USD-LIBOR-BBA plus 1.00%)	A basket (GSEHPKPA) of common stocks	$(111)
shares	16,600	—	12/15/20	(1 month USD-LIBOR-BBA plus 1.00%)	Engro Corp., Ltd.	(366)
UBS AG
shares	12,800	—	9/12/17	(1 month USD-LIBOR-BBA plus 0.90%)	China Fortune Land Development Co., Ltd.	(5,614)

Total		$—	$(6,091)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2015 through January 31, 2016 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $7,370,040.
(b)	The aggregate identified cost on a tax basis is $7,553,489, resulting in gross unrealized appreciation and depreciation of $620,882 and $837,358, respectively, or net unrealized depreciation of $216,476.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $13,082, or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$323,549	$2,787,637	$2,724,885	$211	$386,301
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $6,026 to cover certain derivative contracts and the settlement of certain securities.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	29.2%
	South Korea	21.9
	Taiwan	14.4
	India	9.9
	Hong Kong	9.3
	United States	5.2
	Indonesia	3.2
	Thailand	3.1
	Singapore	1.7
	Malaysia	1.2
	Philippines	0.7
	Other	0.2

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific markets or countries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $6,091 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$253,404	$1,015,319	$13,082
Consumer staples	—	566,456	—
Energy	—	75,368	—
Financials	—	850,426	144
Health care	—	306,987	—
Industrials	—	855,484	—
Information technology	311,432	1,415,778	—
Materials	—	234,146	—
Telecommunication services	—	489,739	—
Utilities	—	232,542	—
Total common stocks	564,836	6,042,245	13,226
Warrants	—	330,405	—
Short-term investments	386,301	—	—

Totals by level	$951,137	$6,372,650	$13,226

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$12,964	$—
Total return swap contracts	—	(6,091)	—

Totals by level	$—	$6,873	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$14,470	$1,506
Equity contracts	330,405	6,091

Total	$344,875	$7,597

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$420,000
OTC total return swap contracts (notional)		$58,000
Warrants (number of warrants)		130,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$—
	Forward currency contracts#	11,857	—	2,613	—	14,470

	Total Assets	$11,857	$—	$2,613	$—	$14,470

	Liabilities:
	OTC Total return swap contracts*#	—	477	—	5,614	6,091
	Forward currency contracts#	—	—	1,506	—	1,506

	Total Liabilities	$—	$477	$1,506	$5,614	$7,597

	Total Financial and Derivative Net Assets	$11,857	$(477)	$1,107	$(5,614)	$6,873
	Total collateral received (pledged)##†	$—	$—	$—	$—
	Net amount	$11,857	$(477)	$1,107	$(5,614)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 25, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 25, 2016